COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum rental payments, operating leases:
2013	$ 715
2014	583
2015	501
2016	488
Total	2,287
Rental, lease, and maintenance expenses	$ 1,056	$ 1,048	$ 968